SHAREHOLDERS' EQUITY (Details) - USD ($)			6 Months Ended
	Jun. 02, 2017	May 26, 2017	Jun. 30, 2017
Investment [Member]
Class of Stock [Line Items]
Warrant exercised			16,337
Warrant expired			401
CLA Investment [Member]
Class of Stock [Line Items]
Warrant exercised			118,933
Warrant expired			2,914
Placement Agent Agreement [Member]
Class of Stock [Line Items]
Warrant exercised			70,010
RD Offering [Member]
Class of Stock [Line Items]
Shares called by warrant	1,349,500		290,000
Share price	$ 2.00
Exercise price	$ 2.125
Proceeds from warrants	$ 2,690,000		$ 14,500,000
RD Offering [Member] | Placement Agent Agreement [Member]
Class of Stock [Line Items]
Shares called by warrant		67,475
Exercise price		$ 2.5
Placement agent fee		$ 188,930
Percentage of gross proceeds		7.00%
Maximum pocket expenses and legal fees expenses		$ 60,000